S-K 1602(c) Dilution	Mar. 24, 2026 $ / shares
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.01
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.99
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.29
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.71
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.26
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.74
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	7.34
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.95
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.05
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.77
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.8
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.59
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	7.41
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 10